CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net loss	¥ (50,547,783)	$ (7,449,822)	¥ (4,345,377)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,256,154	332,516	767,121
Non-cash operating lease	298,274	43,960	548,350
Gain from termination of operating lease			(18,068)
Net loss on disposal of property and equipment	3,500	516	17,115
Credit loss for accounts receivable	1,430,109	210,772	1,550,481
Unrealized foreign exchange gain	(450,694)	(66,424)	(678,405)
Deferred tax	(869,289)	(128,117)	(232,572)
Employee stock compensation	32,964,266	4,858,332
Changes in operating assets and liabilities:
Accounts receivable	(1,190,647)	(175,480)	591,698
Prepayment and other current assets	4,195,631	618,359	(2,400,416)
Accounts payable	2,941,374	433,505
Other payables	(2,017,339)	(297,319)	(391,533)
Payroll payables	26,021	3,835	362,508
Deferred revenue	584,378	86,127	(103,059)
Change in lease liabilities - operating lease	(252,223)	(37,173)	(575,385)
Taxes payable	(36,374)	(5,361)	(225,696)
NET CASH USED IN OPERATING ACTIVITIES	(10,664,642)	(1,571,774)	(5,133,238)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(168,197)	(24,789)	(30,314)
Purchase of intangible assets	(66,328,193)	(9,775,566)	(943,397)
Proceeds from disposal of property and equipment			1,000
Net cash acquired from acquisitions			445,823
NET CASH USED IN INVESTING ACTIVITIES	(66,496,390)	(9,800,355)	(526,888)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans			7,740,000
Repayments of bank loans	(3,010,000)	(443,619)	(1,000,000)
Proceeds from issuance of ordinary shares, net of issuance costs	112,456,186	16,573,991
Deferred costs related to initial public offering			(1,487,976)
Net proceeds from (repayment to) related parties	(205,081)	(30,225)	4,392,047
NET CASH PROVIDED BY FINANCING ACTIVITIES	109,241,105	16,100,147	9,644,071
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(16,376)	(2,414)	(38)
NET INCREASE IN CASH AND CASH EQUIVALENTS	32,063,697	4,725,604	3,983,907
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	19,773,580	2,914,265	3,918,146
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	51,837,277	7,639,869	7,902,053
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	279,730	41,227	109,609
Cash paid for income tax	57,682	8,501	11,434
Supplemental Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 663,702	$ 97,818	¥ 1,303,459